Hedging Derivative Financial Instruments - Summary of Hedging Instrument (Details) - Cash flow hedges [member] € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 TWD ($)
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Cash flow hedge-forward exchange contracts, financial liabilities	$ 0		$ 1
Forecast Purchases - forward Exchange Contract [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Change in Value of Hedged Item Used for Calculating Hedge Ineffectiveness	(2)
Accumulated Gain or Loss on Hedging Instruments in Other Equity Continuing Hedges	$ 1
Foreign currency risk [Member] | Forecast Purchases - forward Exchange Contract [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Currency	EUR/NT$
Contract Amount	$ 172	€ 5
Maturity Period	2019.03
Forward Rate	34.98
Carrying Amount of Asset	$ 1
Change in Fair Values of Hedging Instruments Used for Calculating Hedge Ineffectiveness	$ 2